PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets
	Aerospace & Defense – 0.9%
1,389,445	Kratos Defense & Security Solutions, Inc.(a)	$26,955,233

	Air Freight & Logistics – 1.3%
458,864	HUB Group, Inc., Class A(a)	38,654,703

	Auto Components – 4.6%
290,856	Dorman Products, Inc.(a)	32,869,636
234,892	Fox Factory Holding Corp.(a)	39,955,129
350,233	Gentherm, Inc.(a)	30,435,248
369,798	Patrick Industries, Inc.	29,839,001

		133,099,014

	Banks – 2.6%
483,092	Ameris Bancorp	24,000,010
1,139,652	Bancorp, Inc. (The)(a)	28,844,592
306,440	Lakeland Financial Corp.	24,558,102

		77,402,704

	Beverages – 0.8%
1,341,784	Primo Water Corp.	23,655,652

	Biotechnology – 8.2%
332,489	Bicycle Therapeutics PLC, ADR(a)	20,238,606
838,552	BioCryst Pharmaceuticals, Inc.(a)	11,613,945
221,128	Blueprint Medicines Corp.(a)	23,685,020
785,892	Halozyme Therapeutics, Inc.(a)	31,600,717
759,763	Insmed, Inc.(a)	20,695,944
256,277	Natera, Inc.(a)	23,933,709
537,269	PTC Therapeutics, Inc.(a)	21,399,424
646,777	Replimune Group, Inc.(a)	17,527,657
316,336	SpringWorks Therapeutics, Inc.(a)	19,606,505
650,864	Sutro Biopharma, Inc.(a)	9,684,856
388,453	Vericel Corp.(a)	15,266,203
586,256	Xencor, Inc.(a)	23,520,591

		238,773,177

	Building Products – 3.7%
365,931	Advanced Drainage Systems, Inc.	49,814,187
165,619	Simpson Manufacturing Co., Inc.	23,032,635
388,112	UFP Industries, Inc.	35,710,185

		108,557,007

	Capital Markets – 3.3%
524,156	Focus Financial Partners, Inc., Class A(a)	31,302,596
352,395	Hamilton Lane, Inc., Class A	36,515,170
401,762	PJT Partners, Inc., Class A	29,766,547

		97,584,313

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 1.7%
566,015	Casella Waste Systems, Inc., Class A(a)	$48,349,001

	Communications Equipment – 1.8%
436,910	Calix, Inc.(a)	34,939,693
423,715	Radware Ltd.(a)	17,643,492

		52,583,185

	Construction & Engineering – 1.7%
1,235,201	WillScot Mobile Mini Holdings Corp.(a)	50,445,609

	Containers & Packaging – 1.2%
900,665	Ranpak Holdings Corp.(a)	33,846,991

	Diversified Consumer Services – 0.8%
631,876	Frontdoor, Inc.(a)	23,158,255

	Electronic Equipment, Instruments & Components – 3.3%
242,968	Advanced Energy Industries, Inc.	22,124,666
342,953	Itron, Inc.(a)	23,499,139
729,928	nLight, Inc.(a)	17,481,776
197,582	Novanta, Inc.(a)	34,839,634

		97,945,215

	Energy Equipment & Services – 0.9%
703,652	Cactus, Inc., Class A	26,830,251

	Food Products – 1.2%
851,298	Simply Good Foods Co. (The)(a)	35,388,458

	Health Care Equipment & Supplies – 6.8%
504,250	AtriCure, Inc.(a)	35,060,503
558,280	Axonics, Inc.(a)	31,263,680
225,678	CONMED Corp.	31,992,113
503,226	CryoPort, Inc.(a)	29,775,882
461,025	Merit Medical Systems, Inc.(a)	28,721,858
451,356	NuVasive, Inc.(a)	23,687,163
206,113	STAAR Surgical Co.(a)	18,818,117

		199,319,316

	Health Care Providers & Services – 2.6%
214,996	Ensign Group, Inc. (The)	18,051,064
327,314	HealthEquity, Inc.(a)	14,480,372
118,468	ModivCare, Inc.(a)	17,567,620
945,353	Option Care Health, Inc.(a)	26,885,839

		76,984,895

	Health Care Technology – 2.9%
1,156,154	Evolent Health, Inc., Class A(a)	31,990,781
176,138	Inspire Medical Systems, Inc.(a)	40,522,308
325,022	Phreesia, Inc.(a)	13,540,417

		86,053,506

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 4.5%
427,697	Chuy’s Holdings, Inc.(a)	$12,882,234
957,198	Life Time Group Holdings, Inc.(a)	16,473,377
268,334	Papa John’s International, Inc.	35,814,539
308,601	Texas Roadhouse, Inc.	27,551,897
219,422	Wingstop, Inc.	37,916,122

		130,638,169

	Household Durables – 1.1%
232,958	Installed Building Products, Inc.	32,548,892

	Insurance – 1.3%
652,237	BRP Group, Inc., Class A(a)	23,552,278
65,993	Kinsale Capital Group, Inc.	15,699,075

		39,251,353

	Interactive Media & Services – 0.8%
651,115	CarGurus, Inc.(a)	21,903,509

	Internet & Direct Marketing Retail – 1.6%
416,549	Shutterstock, Inc.	46,186,953

	IT Services – 3.7%
724,127	EVERTEC, Inc.	36,191,867
185,183	Perficient, Inc.(a)	23,942,310
112,651	Squarespace, Inc., Class A(a)	3,323,205
490,827	WNS Holdings Ltd., ADR(a)	43,300,758

		106,758,140

	Leisure Products – 0.8%
352,963	Malibu Boats, Inc., Class A(a)	24,259,147

	Life Sciences Tools & Services – 1.5%
136,044	Medpace Holdings, Inc.(a)	29,608,616
412,511	NeoGenomics, Inc.(a)	14,074,875

		43,683,491

	Machinery – 6.2%
334,991	Albany International Corp., Class A	29,629,954
341,131	Helios Technologies, Inc.	35,876,747
368,433	Kornit Digital Ltd.(a)	56,093,924
144,689	RBC Bearings, Inc.(a)	29,222,837
606,965	Shyft Group, Inc. (The)	29,820,191

		180,643,653

	Media – 1.4%
418,938	TechTarget, Inc.(a)	40,075,609

	Personal Products – 0.9%
757,910	elf Beauty, Inc.(a)	25,170,191

	Pharmaceuticals – 1.7%
476,722	Pacira BioSciences, Inc.(a)	28,684,363

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
725,669	Supernus Pharmaceuticals, Inc.(a)	$21,160,508

		49,844,871

	Professional Services – 1.5%
912,950	KBR, Inc.	43,474,679

	Semiconductors & Semiconductor Equipment – 8.1%
658,038	MACOM Technology Solutions Holdings, Inc.(a)	51,524,376
786,120	MaxLinear, Inc.(a)	59,265,587
1,413,560	Rambus, Inc.(a)	41,544,528
227,839	Silicon Laboratories, Inc.(a)	47,030,526
405,288	Silicon Motion Technology Corp., ADR	38,514,519

		237,879,536

	Software – 6.6%
287,785	Blackline, Inc.(a)	29,797,259
390,614	Envestnet, Inc.(a)	30,991,315
328,394	Q2 Holdings, Inc.(a)	26,087,619
463,982	Rapid7, Inc.(a)	54,606,042
368,661	Tenable Holdings, Inc.(a)	20,302,161
663,157	Varonis Systems, Inc.(a)	32,348,798

		194,133,194

	Specialty Retail – 1.3%
318,725	Boot Barn Holdings, Inc.(a)	39,219,111

	Technology Hardware, Storage & Peripherals – 1.3%
1,140,221	Pure Storage, Inc., Class A(a)	37,114,194

	Textiles, Apparel & Luxury Goods – 1.8%
316,336	Columbia Sportswear Co.	30,823,780
225,564	Oxford Industries, Inc.	22,899,257

		53,723,037

	Trading Companies & Distributors – 2.7%
259,689	McGrath RentCorp	20,842,639
240,807	SiteOne Landscape Supply, Inc.(a)	58,342,720

		79,185,359

	Total Common Stocks (Identified Cost $2,032,974,231)	2,901,279,573

Principal Amount
Short-Term Investments – 1.1%
$ 32,688,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $32,688,496 on 1/03/2022 collateralized by $27,607,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $33,342,294 including accrued interest(b) (Identified Cost $32,688,496)	32,688,496

Description	Value (†)
Total Investments – 100.2% (Identified Cost $2,065,662,727)	$2,933,968,069
Other assets less liabilities – (0.2)%	(5,301,886)

Net Assets – 100.0%	$2,928,666,183

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,901,279,573	$—	$—	$2,901,279,573
Short-Term Investments	—	32,688,496	—	32,688,496

Total	$2,901,279,573	$32,688,496	$—	$2,933,968,069

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2021 (Unaudited)

Biotechnology	8.2%
Semiconductors & Semiconductor Equipment	8.1
Health Care Equipment & Supplies	6.8
Software	6.6
Machinery	6.2
Auto Components	4.6
Hotels, Restaurants & Leisure	4.5
Building Products	3.7
IT Services	3.7
Electronic Equipment, Instruments & Components	3.3
Capital Markets	3.3
Health Care Technology	2.9
Trading Companies & Distributors	2.7
Banks	2.6
Health Care Providers & Services	2.6
Other Investments, less than 2% each	29.3
Short-Term Investments	1.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%